Schedule of roll forward of the company's borrowings (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings	$ 12,681	$ 20,246
Payment of borrowings' interests	895	1,385
Paid from repurchase of Corporate Notes	(17)	(5,731)
Payment of borrowings		(1,132)	$ (3,273)
Gain from repurchase of Corporate Notes	(3)	(626)
Exchange diference and interest accrued	2,769	6,113
Result from exposure to inlfation	(4,273)	(4,804)
Borrowings	$ 10,262	$ 12,681	$ 20,246